Intangible assets and Goodwill (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Investment Management	Dec. 31, 2011 Investment Management	Dec. 31, 2010 Investment Management	Dec. 31, 2009 Investment Management	Dec. 31, 2012 Real Estate Ownership	Dec. 31, 2010 Real Estate Ownership	Dec. 31, 2009 Real Estate Ownership
Goodwill Rollforward
Balance - beginning of period	$ 63,607	$ 63,607	$ 63,607	$ 63,607	$ 63,607	$ 63,607	$ 63,607	$ 0	$ 0	$ 0
Acquisition of CPA 15	268,683							268,683
Allocation of goodwill to dispositions of properties within the reporting unit	(3,158)							(3,158)
Balance - end of period	$ 329,132	$ 63,607	$ 63,607	$ 63,607	$ 63,607	$ 63,607	$ 63,607	$ 265,525	$ 0	$ 0